Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 926	$ 870	$ 893	$ 875
Provision for credit losses
Originations	3	2	7	6
Maturities	(9)	(9)	(17)	(17)
Changes in risk, parameters and exposures	175	15	315	84
Write-offs	(159)	(126)	(301)	(238)
Recoveries	44	43	84	84
Exchange rate and other			(1)	1
Balance at end of period	980	795	980	795
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	184	226	177	233
Provision for credit losses
Transfers to Stage 1	125	129	289	275
Transfers to Stage 2	(22)	(28)	(42)	(51)
Transfers to Stage 3	(1)		(1)	(1)
Originations	3	2	7	6
Maturities	(1)	(2)	(2)	(3)
Changes in risk, parameters and exposures	(89)	(159)	(228)	(291)
Exchange rate and other		1	(1)	1
Balance at end of period	199	169	199	169
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	742	644	716	642
Provision for credit losses
Transfers to Stage 1	(125)	(129)	(289)	(275)
Transfers to Stage 2	22	28	42	51
Transfers to Stage 3	(98)	(81)	(192)	(151)
Maturities	(8)	(7)	(15)	(14)
Changes in risk, parameters and exposures	248	172	519	373
Exchange rate and other		(1)
Balance at end of period	781	626	781	626
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	99	81	193	152
Changes in risk, parameters and exposures	16	2	24	2
Write-offs	(159)	(126)	(301)	(238)
Recoveries	$ 44	$ 43	$ 84	$ 84